SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29.    SUBSEQUENT EVENTS

On January 17, 2019, the Corporation reduced its paid-up capital for a cash consideration of $45.0 million.

On January 25, 2019, the Corporation issued 162,640 common shares to Quebecor Media for a cash consideration of $150.0 million.